Inventories - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Inventories carried at net realisable value	€ 129	€ 188
Total expense towards inventory write downs and losses	€ 290	€ 259